NF_Fidelity Advisor Strategic Real Return Fund_Class Z PRO-01 | Fidelity Strategic Real Return Fund
Fund Summary Fund/Class:<br/>Fidelity® Strategic Real Return Fund/Fidelity Advisor® Strategic Real Return Fund Z
Investment Objective
The fund seeks real return consistent with reasonable investment risk.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
Shareholder Fees {- Fidelity Strategic Real Return Fund}	NF_Fidelity Advisor Strategic Real Return Fund_Class Z PRO-01 Fidelity Strategic Real Return Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Strategic Real Return Fund}	NF_Fidelity Advisor Strategic Real Return Fund_Class Z PRO-01 Fidelity Strategic Real Return Fund Fidelity Advisor Strategic Real Return Fund: Class Z
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%	[1]
Acquired fund fees and expenses	0.02%	[2]
Total annual operating expenses	0.72%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Based on historical expenses, adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity Strategic Real Return Fund}	NF_Fidelity Advisor Strategic Real Return Fund_Class Z PRO-01 Fidelity Strategic Real Return Fund Fidelity Advisor Strategic Real Return Fund: Class Z USD ($)
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies
  Allocating the fund's assets in seeking real return (total return reduced by the expected impact of inflation) among four general investment categories: inflation-protected debt securities, floating rate loans, commodity-linked derivative instruments and related investments, and real estate investment trusts (REITs) and other real estate related investments.
  Using a neutral mix of approximately 30% inflation-protected debt securities, 25% floating rate loans, 25% commodity-linked derivative instruments and related investments, and 20% REITs and other real estate related investments.
  Investing in domestic and foreign issuers.
  Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Floating Rate Loan Trading. A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Real Estate Industry Exposure. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Class I shares from year to year and compares the performance of Class I shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Performance history will be available for Class Z after Class Z has been in operation for one calendar year.

Year-by-Year Returns* Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.02%	June 30, 2009
Lowest Quarter Return	-20.08%	December 31, 2008
Year-to-Date Return	1.25%	June 30, 2018

Average Annual Returns*

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2017

* The returns shown above are for Class I, which is not offered through this prospectus. Class Z would have substantially similar annual returns to Class I because the classes are invested in the same portfolio of securities. Class Z's returns would differ from Class I's returns to the extent that the classes do not have the same expenses.

Average Annual Total Returns{- Fidelity Strategic Real Return Fund} - NF_Fidelity Advisor Strategic Real Return Fund_Class Z PRO-01 - Fidelity Strategic Real Return Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity Advisor Strategic Real Return Fund: Class I | Return Before Taxes	4.10%	0.77%	2.49%
Fidelity Advisor Strategic Real Return Fund: Class I | After Taxes on Distributions	2.91%	(0.27%)	1.11%
Fidelity Advisor Strategic Real Return Fund: Class I | After Taxes on Distributions and Sales	2.30%	0.11%	1.33%
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L)(reflects no deduction for fees, expenses, or taxes)	3.01%	0.13%	3.53%
Fidelity Strategic Real Return Composite Index℠(reflects no deduction for fees, expenses, or taxes)	3.35%	0.49%	2.43%